Consolidated Statements of Cash Flows - DIAMIR BIOSCIENCES CORP. - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Cash flows from operating activities:
Net loss	$ (349,842)	$ (493,710)	$ (743,235)	$ (614,405)
Reconciliation of net loss to net cash used in operating activities:
Depreciation expense	14,624	15,102	20,828	20,052
Stock compensation		24,312	24,312	194,846
Deferred offering costs expensed		150,526	150,526
Noncash lease expense	(15,260)	31,406	(1,830)	(8,450)
Operating lease liabilities	11,831	(31,116)	1,867	7,115
Amortization of note discount	48,293	30,803	43,538	25,367
Increase (decrease) in cash resulting from changes in operating assets and liabilities
Accounts receivable	(107,400)	89,281	89,281	(89,281)
Prepaid expenses	36,136	(34,293)	(77,036)	(89,334)
Accounts payable and accrued expenses	467,984	49,980	83,210	108,997
Accrued interest	39,456	24,774	34,634	23,232
Deferred revenue	(33,982)		43,982
Income taxes payable	(176,002)	12,890	16,483	112,947
Net cash used in operating activities	(64,162)	(130,045)	(313,440)	(308,914)
Cash flows from investing activities:
Purchases of fixed assets	(6,938)			(1,278)
Net cash used in investing activities	(6,938)			(1,278)
Cash flows from financing activities:
Proceeds from notes payable	250,000	200,000	300,000	200,000
Net cash provided by financing activities	250,000	200,000	300,000	200,000
Net increase in cash	178,900	69,955	(13,440)	(110,192)
Cash and cash equivalents at beginning of the period	56,836	70,276	70,276	180,468
Cash and cash equivalents at end of the period	235,736	140,231	56,836	70,276
Non-cash investing and financing activities:
Discounts on note payable to founder	12,694	24,970	34,692	35,063
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes			$ 1,456	$ 1,456